Offsetting Financial Assets and Liabilities - Summary of Information about Impact of Offsetting of Financial Assets and Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, Assets	£ 35,841	£ 40,913
Amounts offset, Assets	(4,138)	(6,786)
Net amounts reported on the balance sheet, Assets	31,703	34,127
Financial instruments, Assets	(1,305)	(3,654)
Financial collateral, Assets	(25,014)	(22,811)
Net amount, Assets	5,384	7,662
Assets not subject to enforceable netting arrangements, Assets	205,378	199,727
Balance sheet total, Assets	237,081	233,854
Gross amounts, Liabilities	25,321	22,917
Amounts offset, Liabilities	(4,138)	(6,786)
Net amounts reported on the balance sheet, Liabilities	21,183	16,131
Financial instruments, Liabilities	(1,305)	(3,654)
Financial collateral, Liabilities	(18,823)	(11,104)
Net amount, Liabilities	1,055	1,373
Assets not subject to enforceable netting arrangements, Liabilities	192,177	189,999
Balance sheet total, Liabilities	213,360	206,130
Derivative Financial Liabilities [member]
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, Liabilities	2,877	3,412
Amounts offset, Liabilities	(1,214)	(1,872)
Net amounts reported on the balance sheet, Liabilities	1,663	1,540
Financial instruments, Liabilities	(768)	(933)
Financial collateral, Liabilities	(572)	(303)
Net amount, Liabilities	323	304
Assets not subject to enforceable netting arrangements, Liabilities	46	54
Balance sheet total, Liabilities	1,709	1,594
Amortised cost [member]
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, Assets	25,312	24,733
Amounts offset, Assets	(1,676)	(3,606)
Net amounts reported on the balance sheet, Assets	23,636	21,127
Financial instruments, Assets	(537)	(2,721)
Financial collateral, Assets	(23,099)	(18,406)
Net amount, Assets	0
Assets not subject to enforceable netting arrangements, Assets	0
Balance sheet total, Assets	23,636	21,127
Gross amounts, Liabilities	19,962	14,516
Amounts offset, Liabilities	(1,676)	(3,606)
Net amounts reported on the balance sheet, Liabilities	18,286	10,910
Financial instruments, Liabilities	(537)	(2,721)
Financial collateral, Liabilities	(17,749)	(8,189)
Net amount, Liabilities	0
Assets not subject to enforceable netting arrangements, Liabilities	0
Balance sheet total, Liabilities	18,286	10,910
Fair Value [member]
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, Assets	0	2,272
Amounts offset, Assets	0
Net amounts reported on the balance sheet, Assets	0	2,272
Financial instruments, Assets	0
Financial collateral, Assets	0	(2,272)
Net amount, Assets	0
Assets not subject to enforceable netting arrangements, Assets	0
Balance sheet total, Assets	0	2,272
Gross amounts, Liabilities	0	2,110
Amounts offset, Liabilities	0
Net amounts reported on the balance sheet, Liabilities	0	2,110
Financial instruments, Liabilities	0
Financial collateral, Liabilities	0	(2,110)
Net amount, Liabilities	0
Assets not subject to enforceable netting arrangements, Liabilities	0
Balance sheet total, Liabilities	0	2,110
Deposits by Customers and Banks [Member]
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, Liabilities	2,482	2,879
Amounts offset, Liabilities	(1,248)	(1,308)
Net amounts reported on the balance sheet, Liabilities	1,234	1,571
Financial instruments, Liabilities	0
Financial collateral, Liabilities	(502)	(502)
Net amount, Liabilities	732	1,069
Assets not subject to enforceable netting arrangements, Liabilities	192,131	189,945
Balance sheet total, Liabilities	193,365	191,516
Derivative Financial Instruments [member]
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, Assets	4,493	7,088
Amounts offset, Assets	(1,214)	(1,872)
Net amounts reported on the balance sheet, Assets	3,279	5,216
Financial instruments, Assets	(768)	(933)
Financial collateral, Assets	(1,915)	(2,133)
Net amount, Assets	596	2,150
Assets not subject to enforceable netting arrangements, Assets	84	105
Balance sheet total, Assets	3,363	5,321
Loans and Advances to Customers [member]
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, Assets	6,036	6,820
Amounts offset, Assets	(1,248)	(1,308)
Net amounts reported on the balance sheet, Assets	4,788	5,512
Financial instruments, Assets	0
Financial collateral, Assets	0
Net amount, Assets	4,788	5,512
Assets not subject to enforceable netting arrangements, Assets	205,294	199,622
Balance sheet total, Assets	£ 210,082	£ 205,134